Vanguard Financials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Banks (43.3%)
JPMorgan Chase & Co.	6,377,177	840,257
Bank of America Corp.	17,636,603	587,652
Wells Fargo & Co.	8,348,178	454,642
Citigroup Inc.	4,505,592	338,460
US Bancorp	2,985,886	179,243
PNC Financial Services Group Inc.	888,071	136,061
BB&T Corp.	1,528,114	83,618
SunTrust Banks Inc.	885,404	62,722
Fifth Third Bancorp	1,449,085	43,748
M&T Bank Corp.	253,242	41,719
KeyCorp	2,000,658	38,793
First Republic Bank	334,117	36,719
Citizens Financial Group Inc.	891,526	34,288
Regions Financial Corp.	1,989,578	33,107
Huntington Bancshares Inc.	2,069,629	30,817
* SVB Financial Group	102,779	23,817
Comerica Inc.	297,829	20,970
Zions Bancorp NA	352,903	17,567
People's United Financial Inc.	884,786	14,599
Signature Bank	110,223	13,597
East West Bancorp Inc.	290,380	13,305
Prosperity Bancshares Inc.	188,419	13,236
Commerce Bancshares Inc.	196,984	13,204
TCF Financial Corp.	306,105	13,006
Synovus Financial Corp.	307,676	11,719
Cullen/Frost Bankers Inc.	118,649	11,101
Popular Inc.	192,572	10,651
Western Alliance Bancorp	196,336	10,241
First Horizon National Corp.	623,075	10,019
Pinnacle Financial Partners Inc.	146,319	8,987
Webster Financial Corp.	183,867	8,952
PacWest Bancorp	234,667	8,739
CIT Group Inc.	188,750	8,592
First Financial Bankshares Inc.	243,272	8,410
Sterling Bancorp	409,228	8,356
FNB Corp.	648,501	8,054
Wintrust Financial Corp.	113,316	7,695
IBERIABANK Corp.	104,969	7,662
United Bankshares Inc.	202,079	7,653
Bank OZK	256,627	7,617
First Hawaiian Inc.	265,625	7,581
Glacier Bancorp Inc.	172,705	7,573
Valley National Bancorp	635,680	7,361
Hancock Whitney Corp.	180,793	7,342
Bank of Hawaii Corp.	80,849	7,285
Umpqua Holdings Corp.	438,763	7,183
Community Bank System Inc.	102,607	6,962
Associated Banc-Corp	323,146	6,928
First Citizens BancShares Inc. Class A	13,098	6,808

BankUnited Inc.	189,346	6,638
BancorpSouth Bank	202,540	6,299
UMB Financial Corp.	93,387	6,282
Home BancShares Inc.	315,481	5,937
CenterState Bank Corp.	230,772	5,869
* Texas Capital Bancshares Inc.	100,318	5,798
Ameris Bancorp	132,050	5,764
Independent Bank Corp.	68,444	5,763
Investors Bancorp Inc.	471,878	5,691
Fulton Financial Corp.	330,867	5,678
South State Corp.	68,014	5,664
Columbia Banking System Inc.	144,481	5,646
Atlantic Union Bankshares Corp.	148,228	5,603
Old National Bancorp	308,659	5,581
Cathay General Bancorp	150,830	5,554
BOK Financial Corp.	64,145	5,346
Simmons First National Corp. Class A	191,418	4,960
United Community Banks Inc.	157,210	4,873
CVB Financial Corp.	224,819	4,802
First Financial Bancorp	196,175	4,771
WesBanco Inc.	129,513	4,725
First Midwest Bancorp Inc.	218,733	4,716
International Bancshares Corp.	110,723	4,697
First BanCorp	435,866	4,577
Cadence BanCorp Class A	257,118	4,245
Trustmark Corp.	122,525	4,210
Towne Bank	145,299	4,090
First Merchants Corp.	99,069	4,011
Independent Bank Group Inc.	69,054	3,980
Great Western Bancorp Inc.	113,507	3,901
Banner Corp.	68,748	3,756
Hope Bancorp Inc.	252,410	3,662
Hilltop Holdings Inc.	147,092	3,623
Westamerica Bancorporation	53,630	3,486
NBT Bancorp Inc.	87,034	3,481
Pacific Premier Bancorp Inc.	108,191	3,466
First Interstate BancSystem Inc. Class A	81,342	3,424
Renasant Corp.	93,519	3,311
ServisFirst Bancshares Inc.	90,196	3,280
Heartland Financial USA Inc.	65,765	3,105
* Seacoast Banking Corp. of Florida	102,400	3,046
Park National Corp.	29,817	2,992
Eagle Bancorp Inc.	65,414	2,906
S&T Bancorp Inc.	75,062	2,831
First Commonwealth Financial Corp.	195,815	2,783
Berkshire Hills Bancorp Inc.	86,898	2,742
First Busey Corp.	99,370	2,643
City Holding Co.	32,732	2,602
Brookline Bancorp Inc.	160,147	2,570
Sandy Spring Bancorp Inc.	70,661	2,499
Lakeland Financial Corp.	51,204	2,413
Tompkins Financial Corp.	27,552	2,390
First Bancorp	59,031	2,308
Enterprise Financial Services Corp.	49,995	2,260
OFG Bancorp	104,042	2,232
Southside Bancshares Inc.	63,213	2,219
Veritex Holdings Inc.	84,581	2,200

National Bank Holdings Corp. Class A	58,442	2,095
TriCo Bancshares	53,967	2,086
BancFirst Corp.	35,278	2,085
Heritage Financial Corp.	74,632	2,058
Boston Private Financial Holdings Inc.	167,038	1,961
1st Source Corp.	36,272	1,865
* Triumph Bancorp Inc.	50,688	1,818
Stock Yards Bancorp Inc.	43,284	1,792
Carolina Financial Corp.	41,915	1,773
German American Bancorp Inc.	50,191	1,691
Preferred Bank	30,459	1,680
ConnectOne Bancorp Inc.	66,271	1,669
Central Pacific Financial Corp.	56,864	1,652
Washington Trust Bancorp Inc.	31,493	1,644
Lakeland Bancorp Inc.	94,873	1,582
Bryn Mawr Bank Corp.	40,078	1,574
Horizon Bancorp Inc.	80,726	1,519
Univest Financial Corp.	57,220	1,494
Community Trust Bancorp Inc.	31,852	1,431
Great Southern Bancorp Inc.	23,042	1,406
Heritage Commerce Corp.	111,912	1,399
Banc of California Inc.	90,527	1,390
Opus Bank	53,884	1,385
* Customers Bancorp Inc.	59,026	1,380
Camden National Corp.	31,162	1,354
* Nicolet Bankshares Inc.	17,924	1,299
Peoples Bancorp Inc.	39,125	1,280
FB Financial Corp.	33,180	1,277
Origin Bancorp Inc.	35,304	1,259
First Foundation Inc.	75,696	1,241
QCR Holdings Inc.	29,680	1,241
First of Long Island Corp.	50,681	1,228
Hanmi Financial Corp.	61,721	1,212
Midland States Bancorp Inc.	42,807	1,202
Bank of Marin Bancorp	25,299	1,142
* TriState Capital Holdings Inc.	46,857	1,135
Flushing Financial Corp.	52,993	1,123
* Bancorp Inc.	100,872	1,119
First Bancshares Inc.	31,999	1,074
CBTX Inc.	35,979	1,062
Bridge Bancorp Inc.	32,328	1,056
Mercantile Bank Corp.	29,525	1,041
Financial Institutions Inc.	31,364	1,022
* Amerant Bancorp Inc.	45,974	1,013
Peapack Gladstone Financial Corp.	33,675	1,007
MidWestOne Financial Group Inc.	29,077	989
Arrow Financial Corp.	27,439	984
People's Utah Bancorp	33,061	970
First Financial Corp.	21,714	960
Franklin Financial Network Inc.	27,975	955
Republic Bancorp Inc. Class A	20,166	932
Independent Bank Corp.	41,617	930
First Mid Bancshares Inc.	26,283	919
Live Oak Bancshares Inc.	49,663	906
CNB Financial Corp.	28,466	901
HomeTrust Bancshares Inc.	34,312	897
First Community Bankshares Inc.	28,919	882

* Equity Bancshares Inc. Class A	29,801	878
Bank First Corp.	12,660	860
* Atlantic Capital Bancshares Inc.	43,825	829
Bar Harbor Bankshares	32,323	829
Farmers National Banc Corp.	53,960	828
* Allegiance Bancshares Inc.	22,924	823
Sierra Bancorp	27,153	728
Capital City Bank Group Inc.	24,776	717
West Bancorporation Inc.	29,379	713
RBB Bancorp	34,030	681
Old Second Bancorp Inc.	52,289	646
* Byline Bancorp Inc.	33,185	610
Southern National Bancorp of Virginia Inc.	36,942	588
Macatawa Bank Corp.	53,721	575
* HarborOne Bancorp Inc.	51,646	548
Amalgamated Bank Class A	28,384	543
Century Bancorp Inc. Class A	5,785	505
* Republic First Bancorp Inc.	94,201	373
		3,616,834
Capital Markets (20.7%)
CME Group Inc.	714,150	144,780
Goldman Sachs Group Inc.	645,393	142,858
S&P Global Inc.	491,221	130,002
Morgan Stanley	2,472,121	122,320
Charles Schwab Corp.	2,346,258	116,140
BlackRock Inc.	231,199	114,423
Intercontinental Exchange Inc.	1,117,629	105,247
Bank of New York Mellon Corp.	1,691,914	82,853
Moody's Corp.	339,600	76,977
Blackstone Group LP	1,192,244	64,643
State Street Corp.	743,008	55,800
T. Rowe Price Group Inc.	369,752	45,687
MSCI Inc. Class A	168,907	43,779
Northern Trust Corp.	407,077	43,655
Ameriprise Financial Inc.	260,957	42,763
MarketAxess Holdings Inc.	75,336	30,422
KKR & Co. Inc. Class A	978,551	28,857
TD Ameritrade Holding Corp.	546,891	28,345
Cboe Global Markets Inc.	222,431	26,447
Nasdaq Inc.	229,844	24,088
Raymond James Financial Inc.	249,138	22,378
E*TRADE Financial Corp.	478,190	21,184
FactSet Research Systems Inc.	76,358	19,826
Franklin Resources Inc.	602,370	16,559
SEI Investments Co.	255,983	16,519
LPL Financial Holdings Inc.	164,124	15,157
Apollo Global Management LLC	332,470	14,562
Invesco Ltd.	795,923	13,976
Eaton Vance Corp.	225,312	10,628
Stifel Financial Corp.	138,695	8,671
Affiliated Managers Group Inc.	100,935	8,617
Janus Henderson Group plc	324,716	8,248
Interactive Brokers Group Inc.	145,322	7,036
Legg Mason Inc.	172,974	6,760
Federated Investors Inc. Class B	192,205	6,443
Evercore Inc. Class A	79,465	6,149
Morningstar Inc.	38,496	6,048

Ares Management Corp. Class A	160,680	5,317
Tradeweb Markets Inc. Class A	109,452	4,896
Houlihan Lokey Inc. Class A	81,426	3,882
Moelis & Co. Class A	98,056	3,232
Cohen & Steers Inc.	47,537	3,191
BGC Partners Inc. Class A	543,515	3,152
Artisan Partners Asset Management Inc. Class A	106,124	3,149
Waddell & Reed Financial Inc. Class A	144,542	2,334
* Blucora Inc.	97,829	2,303
Hamilton Lane Inc. Class A	38,193	2,215
Piper Jaffray Cos.	26,913	2,177
PJT Partners Inc.	41,107	1,752
Virtu Financial Inc. Class A	105,108	1,745
Virtus Investment Partners Inc.	13,954	1,644
Brightsphere Investment Group Inc.	155,944	1,502
* Focus Financial Partners Inc. Class A	51,536	1,449
* INTL. FCStone Inc.	32,455	1,298
WisdomTree Investments Inc.	247,417	1,202
Diamond Hill Investment Group Inc.	6,541	893
B. Riley Financial Inc.	28,188	823
* Cowen Inc. Class A	53,000	812
Ladenburg Thalmann Financial Services Inc.	218,704	763
* Donnelley Financial Solutions Inc.	64,856	651
Victory Capital Holdings Inc. Class A	30,165	621
Greenhill & Co. Inc.	33,575	571
Sculptor Capital Management Inc. Class A	28,480	552
Oppenheimer Holdings Inc. Class A	17,829	508
Westwood Holdings Group Inc.	15,232	470
Pzena Investment Management Inc. Class A	35,659	317
Associated Capital Group Inc. Class A	7,192	260
GAMCO Investors Inc. Class A	10,406	187
		1,732,715
Consumer Finance (5.3%)
American Express Co.	1,406,420	168,939
Capital One Financial Corp.	937,887	93,798
Discover Financial Services	634,556	53,855
Synchrony Financial	1,190,652	44,542
Ally Financial Inc.	778,422	24,785
* Credit Acceptance Corp.	20,540	8,842
SLM Corp.	850,084	7,251
OneMain Holdings Inc.	162,835	7,017
FirstCash Inc.	85,968	6,950
Navient Corp.	413,215	5,930
Santander Consumer USA Holdings Inc.	206,715	4,868
* PRA Group Inc.	90,621	3,320
Nelnet Inc. Class A	39,811	2,508
* Green Dot Corp. Class A	99,726	2,369
* Encore Capital Group Inc.	52,497	1,915
* LendingClub Corp.	121,154	1,673
* Enova International Inc.	67,362	1,551
* World Acceptance Corp.	13,954	1,325
* EZCORP Inc. Class A	104,892	537
* Curo Group Holdings Corp.	28,047	382
		442,357
Diversified Financial Services (7.6%)
* Berkshire Hathaway Inc. Class B	2,626,621	578,645

	AXA Equitable Holdings Inc.	840,080	20,784
	Voya Financial Inc.	279,830	16,308
	Jefferies Financial Group Inc.	508,285	10,623
*	Cannae Holdings Inc.	122,838	4,605
	FGL Holdings	331,333	3,025
*	On Deck Capital Inc.	106,207	437
			634,427
Equity Real Estate Investment Trusts (REITs) (0.0%)
*,§	Winthrop Realty Trust	23,515	20

Insurance (19.6%)
	Chubb Ltd.	908,965	137,690
	Marsh & McLennan Cos. Inc.	1,009,815	109,131
	Aon plc	470,374	95,773
	American International Group Inc.	1,734,911	91,360
	Progressive Corp.	1,165,974	85,174
	Aflac Inc.	1,476,644	80,979
	MetLife Inc.	1,587,576	79,236
	Prudential Financial Inc.	801,733	75,058
	Allstate Corp.	656,537	73,105
	Travelers Cos. Inc.	519,308	71,000
	Willis Towers Watson plc	257,272	50,539
	Hartford Financial Services Group Inc.	721,147	44,610
	Arthur J Gallagher & Co.	371,080	34,611
*	Arch Capital Group Ltd.	808,505	33,933
	Cincinnati Financial Corp.	309,495	33,131
*	Markel Corp.	27,567	31,304
	Principal Financial Group Inc.	555,489	30,607
	Loews Corp.	542,711	27,624
	Fidelity National Financial Inc.	547,335	26,070
	Lincoln National Corp.	399,207	23,573
*	Alleghany Corp.	28,819	22,480
	Everest Re Group Ltd.	81,313	22,057
	Globe Life Inc.	206,743	21,245
	Reinsurance Group of America Inc. Class A	124,948	20,674
	WR Berkley Corp.	292,343	19,879
	Brown & Brown Inc.	476,276	17,975
	American Financial Group Inc.	152,222	16,700
	RenaissanceRe Holdings Ltd.	87,904	16,555
	Assurant Inc.	121,920	16,199
	First American Financial Corp.	223,891	14,244
*	Athene Holding Ltd. Class A	305,178	13,739
	Old Republic International Corp.	574,513	12,961
	Unum Group	415,971	12,787
	Primerica Inc.	83,493	11,175
	Hanover Insurance Group Inc.	78,884	10,723
	Axis Capital Holdings Ltd.	167,592	9,918
	Assured Guaranty Ltd.	196,825	9,772
*	Brighthouse Financial Inc.	222,181	9,145
	Erie Indemnity Co. Class A	50,712	8,586
	Kemper Corp.	112,893	8,345
	Selective Insurance Group Inc.	118,324	7,835
	White Mountains Insurance Group Ltd.	6,320	6,996
	RLI Corp.	75,867	6,932
	CNO Financial Group Inc.	310,561	5,627
*	American Equity Investment Life Holding Co.	181,340	5,389
*	Enstar Group Ltd.	23,340	4,766

	Argo Group International Holdings Ltd.	68,388	4,499
	Kinsale Capital Group Inc.	41,874	4,240
	ProAssurance Corp.	107,188	4,030
*	Genworth Financial Inc. Class A	1,004,334	3,977
*	eHealth Inc.	40,943	3,777
	Horace Mann Educators Corp.	81,982	3,559
	National General Holdings Corp.	134,984	2,874
	Safety Insurance Group Inc.	29,114	2,843
	Employers Holdings Inc.	63,976	2,749
	Mercury General Corp.	55,803	2,733
	AMERISAFE Inc.	39,032	2,639
	James River Group Holdings Ltd.	60,331	2,387
	Stewart Information Services Corp.	47,492	2,031
*,^	Trupanion Inc.	59,516	2,028
*	Ambac Financial Group Inc.	90,800	1,890
	American National Insurance Co.	16,016	1,890
	United Fire Group Inc.	42,729	1,878
	Universal Insurance Holdings Inc.	64,160	1,867
*	MBIA Inc.	160,142	1,494
*	Third Point Reinsurance Ltd.	150,784	1,440
	FBL Financial Group Inc. Class A	22,158	1,276
*	Palomar Holdings Inc. Class A	22,506	1,228
	National Western Life Group Inc. Class A	4,812	1,214
	State Auto Financial Corp.	34,954	1,146
*	Watford Holdings Ltd.	40,363	1,092
	Goosehead Insurance Inc. Class A	25,717	1,042
	Heritage Insurance Holdings Inc.	53,947	739
*	Citizens Inc. Class A	101,107	690
	HCI Group Inc.	13,597	630
*	Greenlight Capital Re Ltd. Class A	57,544	601
	United Insurance Holdings Corp.	43,124	547
	Global Indemnity Ltd.	18,474	531
	Donegal Group Inc. Class A	25,739	377
	Crawford & Co. Class A	33,510	367
	Protective Insurance Corp. Class B	19,368	327
*,^	Health Insurance Innovations Inc. Class A	17,247	310
	Crawford & Co. Class B	19,910	201
			1,634,355
Mortgage Real Estate Investment Trusts (REITs) (1.8%)
	Annaly Capital Management Inc.	2,901,495	27,071
	AGNC Investment Corp.	1,093,038	18,931
	Starwood Property Trust Inc.	562,750	13,787
	New Residential Investment Corp.	829,464	12,857
	Blackstone Mortgage Trust Inc. Class A	255,116	9,345
	Two Harbors Investment Corp.	542,010	7,881
	Chimera Investment Corp.	374,100	7,620
	MFA Financial Inc.	899,797	6,892
	Apollo Commercial Real Estate Finance Inc.	290,255	5,303
	Invesco Mortgage Capital Inc.	284,057	4,613
	PennyMac Mortgage Investment Trust	174,813	4,036
	Redwood Trust Inc.	218,103	3,529
	New York Mortgage Trust Inc.	517,693	3,225
	Ladder Capital Corp. Class A	180,395	3,119
^	Arbor Realty Trust Inc.	161,398	2,447
	Colony Credit Real Estate Inc.	166,402	2,205
	ARMOUR Residential REIT Inc.	118,915	2,052
	Granite Point Mortgage Trust Inc.	107,001	1,944

	TPG RE Finance Trust Inc.	87,100	1,764
	Capstead Mortgage Corp.	188,657	1,468
	Ellington Financial Inc.	71,669	1,298
	Western Asset Mortgage Capital Corp.	105,932	1,089
	KKR Real Estate Finance Trust Inc.	52,800	1,066
	AG Mortgage Investment Trust Inc.	65,257	1,016
	Ready Capital Corp.	62,063	979
	Dynex Capital Inc.	48,889	826
	Ares Commercial Real Estate Corp.	51,518	806
	Exantas Capital Corp.	63,763	768
	Orchid Island Capital Inc.	124,909	710
	Anworth Mortgage Asset Corp.	196,729	693
			149,340
Other (0.0%)2
*,§	NewStar Financial Inc. CVR	42,593	10
*,§	American International Group Inc. Warrants Exp. 01/19/2021	7,950	—
			10
Thrifts & Mortgage Finance (1.4%)
	New York Community Bancorp Inc.	933,178	11,123
	Radian Group Inc.	405,491	10,478
	Essent Group Ltd.	186,223	10,177
	MGIC Investment Corp.	705,012	10,159
	Washington Federal Inc.	157,846	5,810
*	LendingTree Inc.	15,524	5,597
*	NMI Holdings Inc. Class A	134,665	4,521
	WSFS Financial Corp.	100,997	4,503
	PennyMac Financial Services Inc.	124,838	4,283
	Capitol Federal Financial Inc.	269,027	3,815
	Walker & Dunlop Inc.	57,627	3,783
	Northwest Bancshares Inc.	200,693	3,340
*	Axos Financial Inc.	109,965	3,238
	Provident Financial Services Inc.	126,470	3,076
	Flagstar Bancorp Inc.	73,327	2,732
	OceanFirst Financial Corp.	102,019	2,446
	Meta Financial Group Inc.	67,960	2,417
	Kearny Financial Corp.	165,954	2,340
	Meridian Bancorp Inc.	101,694	2,047
*	Mr Cooper Group Inc.	146,020	1,963
*	Columbia Financial Inc.	115,420	1,923
	TrustCo Bank Corp. NY	192,667	1,692
	Northfield Bancorp Inc.	90,262	1,525
	Federal Agricultural Mortgage Corp.	18,286	1,519
	Oritani Financial Corp.	81,052	1,508
*	HomeStreet Inc.	46,077	1,471
	Dime Community Bancshares Inc.	61,710	1,244
	First Defiance Financial Corp.	39,211	1,182
	United Community Financial Corp.	95,744	1,064
	Waterstone Financial Inc.	47,694	900
	PCSB Financial Corp.	28,509	582
	Home Bancorp Inc.	14,618	564
*	Bridgewater Bancshares Inc.	41,970	536
	Hingham Institution for Savings	2,634	505
	Luther Burbank Corp.	39,450	456
*	Ocwen Financial Corp.	228,206	356
	Merchants Bancorp	17,236	310
	Sterling Bancorp Inc.	31,499	305

TFS Financial Corp.		50	1
			115,491
Total Common Stocks (Cost $7,257,289)			8,325,549
Temporary Cash Investments (0.2%)[1]
3,4 Vanguard Market Liquidity Fund (Cost $17,953)	1.841%	179,506	17,954
Total Investments (99.9%) (Cost $7,275,242)			8,343,503
Other Assets and Liabilities-Net (0.1%)4			6,841
Net Assets (100%)			8,350,344

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,875,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $4,061,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index		December 2019		72	11,317	1

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination	Counterpar	Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	ty	($000)	(%)	($000)	($000)
T. Rowe Price Group Inc.	9/2/20	BOANA	11,580	(1.685)	762	—
1 Payment received/paid monthly.
BOANA—Bank of America NA.

At November 30, 2019, a counterparty had deposited in a segregated account securities with a value of $557,000 in connection with open over-the-
counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales

Financials Index Fund

prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index.
Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount.
At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Financials Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,325,519	—	30
Temporary Cash Investments	17,954	—	—
Futures Contracts—Assets[1]	36	—	—
Swap Contracts—Assets	—	762	—
Total	8,343,509	762	30
1 Represents variation margin on the last day of the reporting period.

Financials Index Fund